Document and Entity Information Document	Aug. 06, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	FLEETCOR Technologies, Inc.
Entity Central Index Key	0001175454
Amendment Flag	true
Amendment Description	The purpose of this Amendment is to provide Mr. Freund’s compensation in connection with his appointment as Chief Financial Officer and announce the appointment of the Principal Accounting Officer.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35004
Entity Tax Identification Number	72-1074903
Entity Address, Address Line One	3280 Peachtree Road, Suite 2400
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	770
Local Phone Number	449-0479
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FLT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false